Document and Entity Information	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 11, 2023
Entity Registrant Name	NCR ATLEOS, LLC
Entity File Number	001-41728
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3588560
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	937
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NATL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001974138
Amendment Flag	false